RECD S.E.C.
DEC 0 4 2007
1088

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Michael Emen
Sr. Vice President
Listing Qualifications

07082287

By Facsimile and First Class Mail

December 4, 2007

CERTNAS   001-33866

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
DEC 0 4 2007
THOMSON
FINANCIAL

Dear Ms. Peters:

This is to certify that on December 3, 2007 The Nasdaq Stock Market (the "Exchange") received from Titan Machinery, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $.00001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

END